Property and Equipment, Net (Details Textual) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Digital Communications [Member]	Sep. 13, 2012 Digital Communications [Member]	Nov. 21, 2013 ERFS [Member]
Property and Equipment, Net (Textual)
Percentage of outstanding shares of common stock sold					60.00%	60.00%
Original purchase price of equipment					$ 330,669		$ 204,990
Accumulated depreciation of sold equipment					113,111		52,120
Depreciation expense	$ 52,000	$ 19,000	$ 154,478	$ 118,047